Commitments and Contingencies - Other (Details) € in Thousands, SGD in Thousands, AED in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 SGD	Dec. 31, 2015 AED	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 SGD	Dec. 31, 2014 AED
Loss Contingencies [Line Items]
Rent expense under operating leases	$ 36,043	$ 34,715	$ 19,427
Prepayments and other current assets	116,004	54,901
Standby letters of credit
Loss Contingencies [Line Items]
Total outstanding balance of standby letters of credit	40,174
Performance guarantee
Loss Contingencies [Line Items]
Prepayments and other current assets	283	251			SGD 309			SGD 332
Standby letters of guarantee for port authorities
Loss Contingencies [Line Items]
Prepayments and other current assets	125	44				AED 500			AED 160
Standby letters of guarantee for transporting cargo
Loss Contingencies [Line Items]
Prepayments and other current assets	$ 0	$ 73		€ 0			€ 60